Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based payments
Schedule of total expenses arising from sharebased payment transactions

	2018	2019
Expenses arising from cash-settled share-based payment transactions	5,521	5,714
- 2016 VSOP	1,442	596
- 2017 VSOP (2019: including modification gain)	4,079	5,118
Expenses arising from equity-settled share-based payment transactions	—	704
Total expenses arising from share‑based payment transactions	5,521	6,418

Virtual share option programs 2016 and 2017
Share-based payments
Schedule of key assumptions used to derive the option value

2018
Volatility (%)	70
Risk-free interest rate (%)	(0.8)
Dividend yield (%)	0
Option term (years)	0.4

Virtual share option program 2016 (Cash settled)
Share-based payments
Schedule of share option activity

	2018		2019
	Number	WAEP	Number	WAEP
Outstanding at January 1	802,283	3.22	802,283	3.22
Exercised during the year	—	—	(802,283)	3.45
Outstanding at December 31	802,283	3.22	—	—
Vested at December 31	756,083	2.74	—	—
Exercisable at December 31	—	—	—	—

Virtual share option program 2017 (Cash settled)
Share-based payments
Schedule of share option activity

	2018		2019
	Number	WAEP	Number	WAEP
Outstanding at January 1	4,318	1.0	10,496	1.0
Granted during the year	6,178	1.0	5,878	1.0
Cancelled during the year	—	—	(16,374)	1.0
Replacement awards granted during the year (note 20(iii))	—	—	805,308	0.12
Outstanding at December 31	10,496	1.0	805,308	0.12
Vested at December 31	5,040	1.0	805,308	0.12
Exercisable at December 31	—	—	—	—

Equity share option 2017 and 2019
Share-based payments
Schedule of key assumptions used to derive the option value

	2019
	ESOP 2017	ESOP 2019
Exercise price (EUR)	0.12	12.58
Share price at grant date (EUR)	12.58	12.58
Volatility (%)	70	70
Risk‑free interest rate (%)	(0.7)	(0.7)
Dividend yield (%)	0	0
Option term (years)	10	10